Contigencies (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Sep. 24, 2024	Dec. 22, 2023	Apr. 30, 2020
Contingencies [Line Items]
Settlement agreement amount			$ 1,000,000
Settlement agreement amount			1,000,000
Litigation fee				$ 5,064,160
Damages plus interest fees				$ 5,064,160
First Installment [Member]
Contingencies [Line Items]
Settlement agreement amount			250,000
Second Instalment [Member]
Contingencies [Line Items]
Settlement agreement amount			500,000
Final Instalment [Member]
Contingencies [Line Items]
Settlement agreement amount			250,000
LGC [Member] | Business Combination [Member]
Contingencies [Line Items]
Equity interest acquired					51.20%
First Instalment [Member]
Contingencies [Line Items]
Settlement agreement amount			$ 250,000
Forecast [Member] | Second Instalment [Member]
Contingencies [Line Items]
Settlement agreement amount		$ 500,000
Forecast [Member] | Final Instalment [Member]
Contingencies [Line Items]
Settlement agreement amount	$ 250,000